Summary of Significant Accounting Policies (Tables)	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Schedule of basic and diluted net loss per ordinary share

	Three months ended
	March 31
	2021	2020
	(In thousands, except share and per share data)
Numerator:
Net income (loss)	$(3,508)	$(7,479)
Less dividends attributable to redeemable and redeemable convertible preferred stock	5,541	2,947
Net loss attributable to common stockholders	$(9,049)	$(10,426)
Denominator:
Weighted average common shares outstanding — basic and diluted	29,185,545	22,045,779
Net loss per share attributable to common stockholders — basic and diluted	$(0.31)	$(0.47)

	Year Ended December 31,
	2020	2019	2018
	(In thousands, except share and per share data)
Numerator:
Net loss	$(23,746)	$(625)	$(7,189)
Less dividends attributable to redeemable preferred stock and redeemable convertible preferred stock	13,636	11,398	10,753
Net loss attributable to common stockholders	$(37,382)	$(12,023)	$(17,942)
Denominator:
Weighted average common shares outstanding — basic and diluted	25,004,093	19,210,017	17,046,120
Net loss per share attributable to common stockholders — basic and diluted	$(1.50)	$(0.63)	$(1.05)

CIK0001816090 FTAC Olympus Acquisition Corp.
Schedule of basic and diluted net loss per ordinary share
For the Three Months Ended March 31, 2021
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$18,612
Net Earnings	$18,612
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	75,474,376
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$-

Non-Redeemable Class A and B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(9,048,908)
Redeemable Net Earnings	$(18,612)
Non-Redeemable Net Loss	$(9,067,520)
Denominator: Weighted Average Non-Redeemable Class A and B Ordinary Shares
Non-Redeemable Class A and B Ordinary Shares, Basic and Diluted	21,581,094
Loss/Basic and Diluted Non-Redeemable Class A and B Ordinary Shares	$(0.42)

For the Period from June 2, 2020 (inception) Through December 31, 2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$25,407
Net Earnings	$25,407
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	75,376,489
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$—

Non-Redeemable Class A and B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(9,153,540)
Redeemable Net Earnings	$(25,407)
Non-Redeemable Net Loss	$(9,178,947)
Denominator: Weighted Average Non-Redeemable Class A and B Ordinary Shares
Non-Redeemable Class A and B Ordinary Shares, Basic and Diluted	20,766,410
Loss/Basic and Diluted Non-Redeemable Class A and B Ordinary Shares	$(0.44)